CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 71,107	$ 162,636
Short term marketable securities	106,427	0
Accounts receivables	0	21,011
Other receivables	14,297	3,482
Prepaid expenses and other current assets	527	18,476
Total current assets	192,358	205,605
Non-current assets:
Restricted cash	30	20
Marketable securities	7,336	0
Property and equipment, net		43
Intangible assets		14,700
Goodwill	0	13,064
Long term prepaid expenses		7,192
Other assets		123
Total non-current assets	7,366	35,142
Total Assets	199,724	240,747
Current liabilities:
Accounts payable	514	2,853
Accrued expenses	33,800	8,255
Other current liabilities	381	460
Total current liabilities	34,695	11,568
Non-current liabilities:
Contingent consideration		52,000
Deferred tax liability		3,969
Deferred revenue		1,500
Total non-current liabilities		57,469
Total Liabilities	$ 34,695	69,037
Stockholders' Equity:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized at September 30, 2022 and December 31, 2021; no shares issued and outstanding at September 30, 2022 and December 31, 2021		$ 0
Common stock, shares outstanding (in shares)	202,757,012	199,463,645
Common stock, $0.001 par value per share; 400,000,000 shares authorized at September 30, 2022 and December 31, 2021; 202,757,012 and 199,463,645 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	$ 202	$ 199
Additional paid-in capital	493,629	487,768
Other comprehensive loss	(235)	0
Accumulated deficit	(328,567)	(316,257)
Total Stockholders' Equity	165,029	171,710
Total Liabilities and Stockholders' Equity	$ 199,724	$ 240,747
Common stock, shares issued (in shares)	202,757,012	199,463,645